Income taxes	12 Months Ended
Mar. 31, 2021
Disclosure of income tax [Abstract]
Income taxes
25. Income taxes

a.
Income tax expense/(benefit) recognized in the consolidated income statement

Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2021		2020		2019
Current taxes
Domestic	Rs.	5,849	Rs.	5,157	Rs.	3,003
Foreign		2,323		1,459		1,707
	Rs.	8,172	Rs.	6,616	Rs.	4,710
Deferred taxes
Domestic	Rs.	2,736	Rs.	(6,580)	Rs.	244
Foreign		(1,733)		(1,502)		(1,306)
	Rs.	1,003	Rs.	(8,082)	Rs.	(1,062)
Tax expense/(benefit), net	Rs.	9,175	Rs.	(1,466)	Rs.	3,648

b.
Income tax expense/(benefit) recognized directly in equity

Income tax expense/(benefit) recognized directly in equity consists of the following:

	For the Year Ended March 31,
	2021		2020		2019
Tax effect on changes in fair value of other investments	Rs.	293	Rs.	-	Rs.	411
Tax effect on foreign currency translation differences		-		-		(14)
Tax effect on effective portion of change in fair value of cash flow hedges		319		(232)		69
Tax effect on actuarial gains/losses on defined benefit obligations		(73)		22		3
	Rs.	539	Rs.	(210)	Rs.	469

c.
Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2021, 2020 and 2019:

	For the Year Ended March 31,
	2021		2020		2019
Profit before income taxes	Rs.	26,413	Rs.	18,032	Rs.	22,443
Enacted tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	Rs.	9,229	Rs.	6,301	Rs.	7,842
Effect of:
Differences between Indian and foreign tax rates	Rs.	810	Rs.	3,385	Rs.	(734)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		1,220		(6,478)		482
Expenses not deductible for tax purposes		230		155		340
Reversal of earlier years’ tax provisions		-		-		(282)
Income exempt from income taxes		(1,807)		(1,029)		(1,282)
Foreign exchange differences		(18)		(64)		(470)
Incremental deduction allowed for research and development costs (1)		-		(1,241)		(1,134)
Tax expense on distributed/undistributed earnings of subsidiary outside India		-		254		-
Write off of accounts receivables		-		-		(1,294)
Income from sale of capital assets		-		(2,620)		-
Effect of change in tax rate		(333)		(37)		3
Others		(156)		(92)		177
Income tax expense/(benefit)	Rs.	9,175	Rs.	(1,466)		Rs.3,648
Effective tax rate		35%		(8)%		16%

(1)	India’s Finance Act, 2016 incorporated an amendment that reduc
e
s the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020
.

The Company’s effective tax rate for the year ended March 31, 202
1
 was
higher
as compared to the year ended March 31, 202
0
 primarily on account of:

•
de-recognition of deferred tax asset during the year ended March 31, 2021 due to non-availability of depreciation on goodwill pursuant to an amendment to section 2(11) of the Income Tax Act in the Finance Act, 2021;

•	recognition of a deferred tax asset related to the Minimum Alternate Tax (“MAT”) credits and planned restructuring activity between companies of our group during the year ended March 31, 2020;

•	weighted deduction on eligible research and development expenditure in Dr. Reddy’s Laboratories Limited, India for the year ended March 31, 2020; and

•	income from sale of capital assets during the year ended March 31, 2020, which was set off against the carried forward capital loss .

d.
Unrecognized deferred tax assets

The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2021		2020
Deductible temporary differences, net	Rs.	738	Rs.	394
Operating tax loss carry-forward		4,742		3,926
	Rs.	5,480	Rs.	4,320

During the year ended March 31, 2021, the Company recognized deferred tax assets on operating tax losses pertaining primarily to Dr. Reddy’s Laboratories New York, Inc. as the Company believes that it is probable that there will be available taxable profits against which such tax losses can be utilized.

During the year ended March 31, 2021, the Company did not recognize deferred tax assets on operating tax losses and other deductible temporary differences pertaining primarily to Dr. Reddy’s Laboratories SA, Switzerland and Dr. Reddy’s Research and Development B.V., Netherlands.

Deferred income taxes are not provided on undistributed earnings of Rs.19,543 and Rs.22,988 as of March 31, 2021 and 2020, respectively of subsidiaries, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its subsidiaries.

e.
Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,
	2021		2020
Deferred tax assets/(liabilities):
Inventory	Rs.	3,997	Rs.	3,216
Minimum Alternate Tax*		4,748		6,246
Trade and other receivables		569		369
Operating/other tax loss carry-forward		2,593		3,399
Other current assets and other current liabilities, net		1,404		1,448
Property, plant and equipment		(2,547)		(2,361)
Other intangible assets		(283)		(477)
Others		(189)		99
Net deferred tax assets	Rs.	10,292	Rs.	11,939

*	As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT”) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT computed under section 115JB of the Tax Act. If in any year the Company pays a MAT, then it is entitled to claim credit of the MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated.

In assessing whether the deferred income tax assets will be realized, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 2022 through 2037.

f.
Movement in deferred tax assets and liabilities during the years ended March 31, 2021 and 2020
.

	As of March 31, 2020		Recognized in income statement		Recognized in equity		As of March 31, 2021
Deferred tax assets/(liabilities):
Inventory	Rs.	3,216	Rs.	781	Rs.	-	Rs.	3,997
Minimum Alternate Tax		6,246		(1,498)		-		4,748
Trade and other receivables		369		200		-		569
Operating/other tax loss carry-forward		3,399		(806)		-		2,593
Other current assets and other current liabilities, net		1,448		(44)		-		1,404
Property, plant and equipment		(2,361)		(187)		-		(2,548)
Other intangible assets		(477)		194		-		(283)
Others		99		252		(539)		(188)
Net deferred tax assets	Rs.	11,939	Rs.	(1,108)	Rs.	(539)	Rs.	10,292

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2019		Recognized in income statement		Recognized in equity		As of March 31, 2020
Deferred tax assets/(liabilities):
Inventory	Rs.	3,285	Rs.	(69)	Rs.	-	Rs.	3,216
Minimum Alternate Tax		1,630		4,616		-		6,246
Trade and other receivables:		316		53		-		369
Operating/other tax loss carry-forward		297		3,102		-		3,399
Other current assets and other current liabilities, net		1,315		133		-		1,448
Property, plant and equipment		(2,665)		304		-		(2,361)
Other intangible assets		(662)		185		-		(477)
Others		42		(153)		210		99
Net deferred tax assets	Rs.	3,558	Rs.	8,171	Rs.	210	Rs.	11,939

The amounts recognized in the consolidated income statement for the years ended March 31, 2021 and 2020 include Rs.(105) and Rs.89, respectively, which represent exchange differences arising due to foreign currency translations
.

g.
Uncertain tax positions

The Company is contesting various disallowances by the Indian Income Tax authorities. The associated tax impact for disallowances being more likely than not to be accepted by Tax authorities is Rs.2,291, and accordingly, no provision is made in these consolidated financial statements as of March 31, 2021.

During the years ended March 31, 2014, 2015 and 2016, Industrias Quimicas Falcon de Mexico, S.A. de CV, a wholly-owned subsidiary of the Company in Mexico, received a notice from Mexico's Tax Administration Service,
Servicio de Administracion Tributaria
(“SAT”), with respect to disallowance on account of transfer pricing adjustments pertaining to the calendar years ended December 31, 2006, December 31, 2007 and December 31, 2008. The associated tax impact is Rs.801 (MXN 224) and profit share impact is Rs.89 (MXN 25). The Company filed administrative appeals with the SAT by challenging these disallowances and, during February and March 2017, the Company received orders of the SAT confirming these disallowances by dismissing its administrative appeals. The Company disagrees with the SAT’s disallowances and filed an appeal with the Tribunal Federal de Justicia Administrativa (Federal Tax and Administrative Court of Mexico) in March and April 2017. The Company believes that it is more likely than not that it would prevail over the SAT in this litigation. Accordingly, no provision has been made in these consolidated financial statements as of March 31, 2021.